Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 10,108.2	$ 155.9	₨ 5,942.0	₨ 5,484.3
Gross realized losses on sale	(502.0)	(7.8)	(296.0)	(316.4)
Realized gains (losses), net	9,606.2	148.1	5,646.0	5,167.9
Dividends and interest	154,618.6	2,384.2	136,062.4	94,129.1
Total	₨ 164,224.8	$ 2,532.3	₨ 141,708.4	₨ 99,297.0